Retirement Benefit Plans - Summary of Defined Benefit Pension Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Equity securities (as a percent)	33.00%	37.00%
Debt securities (as a percent)	46.00%	49.00%
Real estate and other (as a percent)	21.00%	14.00%
Quoted
Disclosure of fair value of plan assets [line items]
Equity securities	$ 775	$ 1,069
Debt securities	1,099	1,389
Real estate and other	52	71
Unquoted
Disclosure of fair value of plan assets [line items]
Equity securities	0	0
Debt securities	0	0
Real estate and other	$ 445	$ 329